RELATED PARTY TRANSACTIONS - Finance costs (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Total	Rp 1,628	Rp 1,291	Rp 968
% of total finance costs	29.86%	36.64%	34.95%
Ministry of Finance
Transactions with related parties
Total	Rp 33	Rp 41	Rp 54
% of total finance costs	0.61%	1.16%	1.95%
State-owned banks
Transactions with related parties
Total	Rp 1,332	Rp 1,140	Rp 820
% of total finance costs	24.43%	32.36%	29.61%
SMI
Transactions with related parties
Total	Rp 263	Rp 110	Rp 94
% of total finance costs	4.82%	3.12%	3.39%